FINANCIAL INSTRUMENTS - Interest rate risk (Details) - IDR (Rp) Rp in Billions	Dec. 31, 2023	Dec. 31, 2022
FINANCIAL RISK MANAGEMENT
Financial liabilities	Rp (100,312)	Rp (97,432)
Interest rate risk | Fixed rate borrowings
FINANCIAL RISK MANAGEMENT
Financial liabilities	(38,263)	(27,579)
Interest rate risk | Variable rate borrowings
FINANCIAL RISK MANAGEMENT
Financial liabilities	Rp (29,738)	Rp (35,274)
Decrease in percent (as a percent)	25.00%
Equity change	Rp 74